Income Taxes - Narrative (Details) € in Millions, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended				29 Months Ended
	Sep. 07, 2023 EUR (€)	Mar. 21, 2023 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2006 MXN ($)	Oct. 31, 2019 issue	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 EUR (€)
Income Tax [Line Items]
Income taxes					$ 241.0	$ 149.0	$ 283.0
Undistributed profits of subsidiaries					173.0
Foreign withholding tax on undistributed earnings					10.0
Gross tax operating loss carryforwards					856.0
Net operating loss carryforward, valuation allowance					725.0
Unrecognized tax benefits that, if recognized, would impact effective tax rates					17.0	10.0	$ 24.0
Accrued interest on unrecognized tax benefits as of end of year					27.0	$ 30.0
Number of unsuccessfully contested issues | issue									2
Total impact of tax audit			$ 14.0
Foreign Tax Jurisdiction
Income Tax [Line Items]
Gross tax operating loss carryforwards					164.0
State
Income Tax [Line Items]
Gross tax operating loss carryforwards					0.3
United Kingdom ("U.K.") | Domestic Tax Jurisdiction
Income Tax [Line Items]
Gross tax operating loss carryforwards					692.0
Mexico
Income Tax [Line Items]
Alleged taxes, penalties and adjustments								$ 425
Income tax examination, liability from settlement					$ 28.0					$ 580
Italy | Tax Years 2014 through 2015
Income Tax [Line Items]
Alleged taxes, penalties and adjustments | €	€ 10	€ 27		€ 15
Income tax examination, liability from settlement | €											€ 13